UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Portfolio of Investments • January 31, 2016 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	France (19.0%)
	Aerospace & Defense
48,626	Airbus Group SE	$3,058,475
	Banks
54,971	BNP Paribas SA	2,612,658
159,446	Credit Agricole SA	1,593,404
		4,206,062
	Electrical Equipment
51,972	Schneider Electric SE	2,790,485
	Hotels, Restaurants & Leisure
70,309	Accor SA	2,701,097
	Insurance
144,450	AXA SA	3,577,236
	Media
41,785	Publicis Groupe SA	2,528,953
69,308	SES SA	1,816,191
		4,345,144
	Multi-Utilities
148,169	Suez Environnement Co.	2,748,828
	Total France	23,427,327
	Germany (10.0%)
	Automobiles
34,093	Daimler AG (Registered)	2,373,417
	Health Care Providers & Services
41,654	Fresenius SE & Co., KGaA	2,756,232
	Industrial Conglomerates
33,110	Siemens AG (Registered)	3,169,578
	Pharmaceuticals
35,459	Bayer AG (Registered)	3,977,685
	Total Germany	12,276,912
	Ireland (2.3%)
	Construction Materials
105,833	CRH PLC	2,823,872
	Italy (1.3%)
	Capital Markets
75,562	Azimut Holding SpA	1,601,910
	Netherlands (10.8%)
	Banks
129,566	ING Groep N.V. CVA	1,495,609
	Diversified Telecommunication Services
783,537	Koninklijke KPN N.V.	3,037,703
	Media
211,505	RELX N.V.	3,539,239
	Personal Products
56,490	Unilever N.V. CVA	2,519,350
	Semiconductors & Semiconductor Equipment
29,429	ASML Holding N.V.	2,704,249
	Total Netherlands	13,296,150
	Spain (4.1%)
	Banks
304,171	Banco Bilbao Vizcaya Argentaria SA	1,967,528

	Information Technology Services
76,009	Amadeus IT Holding SA, Class A (a)	3,121,194
	Total Spain	5,088,722
	Sweden (1.2%)
	Machinery
167,805	Volvo AB, Class B	1,530,835
	Switzerland (19.0%)
	Chemicals
6,851	Syngenta AG (Registered)	2,522,154
	Food Products
96,134	Nestle SA (Registered)	7,080,887
	Insurance
10,421	Zurich Insurance Group AG	2,308,358
	Pharmaceuticals
55,803	Novartis AG (Registered)	4,328,453
23,750	Roche Holding AG (Genusschein)	6,178,819
		10,507,272
	Textiles, Apparel & Luxury Goods
2,990	Swatch Group AG (The) (a)	1,023,858
	Total Switzerland	23,442,529
	United Kingdom (30.2%)
	Banks
828,786	Barclays PLC	2,213,503
3,050,675	Lloyds Banking Group PLC	2,861,589
		5,075,092
	Household Products
48,549	Reckitt Benckiser Group PLC	4,331,966
	Insurance
175,686	Prudential PLC	3,453,334
	Oil, Gas & Consumable Fuels
775,442	BP PLC	4,201,544
161,785	Royal Dutch Shell PLC, Class A	3,540,446
		7,741,990
	Pharmaceuticals
170,275	GlaxoSmithKline PLC	3,507,762
	Tobacco
91,093	British American Tobacco PLC	5,064,342
70,682	Imperial Tobacco Group PLC	3,829,551
		8,893,893
	Wireless Telecommunication Services
1,337,135	Vodafone Group PLC	4,277,339
	Total United Kingdom	37,281,376
	Total Common Stocks (Cost $105,685,805)	120,769,633

NUMBER OF SHARES (000)
Short-Term Investments (2.0%)
Securities held as Collateral on Loaned Securities (0.0%)
Investment Company (0.0%)
33	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b)	32,685

PRINCIPAL AMOUNT (000)			VALUE
	Repurchase Agreements (0.0%)
$2	Barclays Capital, Inc. (0.35%, dated 01/29/16, due 02/01/16; proceeds $2,253; fully collateralized by various U.S. Government obligations; 2.38% due 01/15/17 - 01/15/27; valued at $2,298)		2,253
2	Merrill Lynch & Co., Inc. (0.35%, dated 01/29/16, due 02/01/16; proceeds $2,253; fully collateralized by various U.S. Government agency securities; 3.00% - 4.00% due 06/01/27 - 08/01/42; valued at $2,298)		2,253
			4,506
	Total Securities held as Collateral on Loaned Securities (Cost $37,191)		37,191

NUMBER OF SHARES (000)
	Investment Company (2.0%)
2,506	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $2,505,858)		2,505,858
	Total Short-Term Investments (Cost $2,543,049)		2,543,049

	Total Investments (Cost $108,228,854) (c)(d)	99.9%	123,312,682
	Other Assets in Excess of Liabilities	0.1	111,705
	Net Assets	100.0%	$123,424,387

CVA                       Certificaten Van Aandelen.

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at January 31, 2016 were $2,354,071 and $2,403,121, respectively. The Fund received cash collateral of $40,222, of which $37,191 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of January 31, 2016, there was uninvested cash of $3,031, which is not reflected in the Portfolio of Investments. The remaining collateral of $2,362,899 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2016, advisory fees paid were reduced by $278 relating to the Fund’s investment in the Liquidity Funds.

(c)                                  The fair value and percentage of net assets, $120,769,633 and 97.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(d)                                 At January 31, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $26,040,914 and the aggregate gross unrealized depreciation is $10,957,086 resulting in net unrealized appreciation of $15,083,828.

Morgan Stanley European Equity Fund Inc.

Summary of Investments • January 31, 2016 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	$17,992,719		14.6%
Banks	12,744,291		10.3
Insurance	9,338,928		7.6
Tobacco	8,893,893		7.2
Media	7,884,383		6.4
Oil, Gas & Consumable Fuels	7,741,990		6.3
Food Products	7,080,887		5.8
Household Products	4,331,966		3.5
Wireless Telecommunication Services	4,277,339		3.5
Industrial Conglomerates	3,169,578		2.6
Information Technology Services	3,121,194		2.5
Aerospace & Defense	3,058,475		2.5
Diversified Telecommunication Services	3,037,703		2.5
Construction Materials	2,823,872		2.3
Electrical Equipment	2,790,485		2.3
Health Care Providers & Services	2,756,232		2.2
Multi-Utilities	2,748,828		2.2
Semiconductors & Semiconductor Equipment	2,704,249		2.2
Hotels, Restaurants & Leisure	2,701,097		2.2
Chemicals	2,522,154		2.1
Personal Products	2,519,350		2.0
Investment Company	2,505,858		2.0
Automobiles	2,373,417		1.9
Capital Markets	1,601,910		1.3
Machinery	1,530,835		1.2
Textiles, Apparel & Luxury Goods	1,023,858		0.8
	$123,275,491	+	100.0%

+               Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley European Equity Fund Inc.

Notes to Portfolio of Investments • January 31, 2016 (unaudited)

Valuation of Investments - (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices;  (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (the “Sub-Adviser”), each a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) certain portfolio securities may be valued by an outside pricing service approved by the Directors; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$3,058,475	$—	$3,058,475
Automobiles	—	2,373,417	—	2,373,417
Banks	—	12,744,291	—	12,744,291
Capital Markets	—	1,601,910	—	1,601,910
Chemicals	—	2,522,154	—	2,522,154
Construction Materials	—	2,823,872	—	2,823,872
Diversified Telecommunication Services	—	3,037,703	—	3,037,703
Electrical Equipment	—	2,790,485	—	2,790,485
Food Products	—	7,080,887	—	7,080,887
Health Care Providers & Services	—	2,756,232	—	2,756,232
Hotels, Restaurants & Leisure	—	2,701,097	—	2,701,097
Household Products	—	4,331,966	—	4,331,966
Industrial Conglomerates	—	3,169,578	—	3,169,578
Information Technology Services	—	3,121,194	—	3,121,194
Insurance	—	9,338,928	—	9,338,928
Machinery	—	1,530,835	—	1,530,835
Media	—	7,884,383	—	7,884,383
Multi-Utilities	—	2,748,828	—	2,748,828
Oil, Gas & Consumable Fuels	—	7,741,990	—	7,741,990
Personal Products	—	2,519,350	—	2,519,350
Pharmaceuticals	—	17,992,719	—	17,992,719
Semiconductors & Semiconductor Equipment	—	2,704,249	—	2,704,249
Textiles, Apparel & Luxury Goods	—	1,023,858	—	1,023,858
Tobacco	—	8,893,893	—	8,893,893
Wireless Telecommunication Services	—	4,277,339	—	4,277,339
Total Common Stocks	—	120,769,633	—	120,769,633
Short-Term Investments
Investment Company	2,538,543	—	—	2,538,543
Repurchase Agreements	—	4,506	—	4,506
Total Short-Term Investments	2,538,543	4,506	—	2,543,049
Total Assets	$2,538,543	$120,774,139	$—	$123,312,682

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2016, securities with a total value of $116,754,674 transferred from Level 1 to Level 2. At January 31, 2016, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 17, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 17, 2016